Schedule of Investments

Emerald Finance & Banking Innovation Fund

July 31, 2026 (Unaudited)

Shares		Value (Note 2)
COMMON STOCKS: 97.15%
Consumer, Non-cyclical: 2.99%
Commercial Services: 2.99%
6,520	Affirm Holdings, Inc.(a)	$466,245
6,378	Sezzle, Inc.(a)	986,996
		1,453,241

Financial Services: 86.47%
Banks: 60.72%
4,442	Ameris Bancorp	387,387
22,197	Axos Financial, Inc.(a)	2,250,998
32,889	Bancorp, Inc.(a)	2,205,865
10,435	Bank7 Corp.	524,672
5,156	CNB Financial Corp.	180,975
20,589	Coastal Financial Corp.(a)	843,943
27,193	Customers Bancorp, Inc.(a)	2,139,545
6,314	East West Bancorp, Inc.	827,134
18,513	Esquire Financial Holdings, Inc.	2,392,250
54,364	Finwise Bancorp(a)	748,049
35,575	First Carolina Financial Services, Inc.(a)	445,043
20,289	Five Star Bancorp	957,438
50,000	Forbright, Inc.(a)	989,000
4,478	GBank Financial Holdings, Inc.(a)	93,232
60,462	Mechanics Bancorp	1,015,157
21,735	Metropolitan Bank Holding Corp.	2,010,053
27,293	MVB Financial Corp.	836,530
16,094	Northeast Bancorp	1,998,392
21,450	Pathward Financial, Inc.	1,892,748
14,343	Pinnacle Financial Partners, Inc.	1,509,314
3,676	Private Bancorp of America, Inc.(a)	309,152
13,110	QCR Holdings, Inc.	1,349,674
13,306	Seacoast Banking Corp. of Florida	462,250
19,108	Third Coast Bancshares, Inc.(a)	837,695
11,471	Western Alliance Bancorp	923,301
8,733	Wintrust Financial Corp	1,393,263
		29,523,060

Banks: Diversified: 2.25%
4,373	Mid Penn Bancorp, Inc.	167,661
4,256	UMB Financial Corp.	620,227
6,277	United Bankshares, Inc.	304,120
		1,092,008

Computer Services: 0.13%
16,576	Opendoor Technologies, Inc.(a)	62,492

Consumer Lending: 5.38%
6,371	Enova International, Inc.(a)	1,619,126
Shares		Value (Note 2)
Consumer Lending (continued)
106,283	OppFi, Inc.(a)	$995,872
		2,614,998

Diversified Finan Serv: 6.33%
2,478	Dave, Inc.(a)	923,526
107,292	Happen, Inc.(a)	2,053,569
5,763	Perella Weinberg Partners	101,717
		3,078,812

Insurance: 6.54%
11,624	American Integrity Insurance Group, Inc.	235,851
7,410	Ategrity Specialty Holdings LLC(a)	177,988
8,914	Bowhead Specialty Holdings, Inc.(a)	272,679
55,248	Neptune Insurance Holdings, Inc.(a)	1,751,914
10,211	Skyward Specialty Insurance Group, Inc.(a)	612,150
4,900	TWFG, Inc.(a)	131,320
		3,181,902

Mortgage Finance: 0.76%
28,548	Rocket Cos., Inc.(a)	368,269

Open End And Misc Investment Vehicles: 1.12%
30,950	Trinity Capital, Inc.	543,172

Property And Casualty Insurance: 2.70%
3,718	Palomar Holdings, Inc.(a)	497,431
56,315	Porch Group, Inc.(a)	813,752
		1,311,183

Real Estate: 0.54%
23,156	Compass, Inc.(a)	263,747

Materials & Processing: 1.96%
Aluminum: 1.96%
41,819	Real Industry, Inc.(a)	952,218

Technology: 5.73%
Computers: 1.43%
27,860	Figure Technology Solutions, Inc.(a)	693,992

Internet: 2.08%
11,694	Robinhood Markets, Inc.(a)	1,012,233

Software: 2.22%
27,637	nCino, Inc.(a)	510,179
29,648	Pagaya Technologies, Ltd.(a)	571,317
		1,081,496

	Total Common Stocks
	(Cost $30,692,959)	47,232,823

Shares		Value (Note 2)
RIGHTS AND WARRANTS: 0.00%
552	Opendoor Technologies, Inc. Series K, Strike Price $9.00, Expiration Date 11/20/2026	177
552	Opendoor Technologies, Inc. Series A, Strike Price $13.00, Expiration Date 11/20/2026	99
552	Opendoor Technologies, Inc. Series Z, Strike Price $17.00, Expiration Date 11/20/2026	89

	Total Rights and Warrants
	(Cost $0)	$365

SHORT TERM INVESTMENTS: 3.02%
1,468,209	First American Government Obligations Fund, Class X 3.574% (b)	1,468,209

	Total Short Term Investments
	(Cost $1,468,209)	1,468,209

Total Investments: 100.17%
(Cost $32,161,168)		48,701,397

Liabilities In Excess Of Other Assets: (0.17)%		(83,995)
Net Assets: 100.00%		$48,617,402

(a)	Non-income producing security.
(b)	Represents the 7-day yield.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

See Notes to Quarterly Schedule of Investments.

Emerald Funds	Notes to Quarterly Schedule of Investments

July 31, 2026 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes Emerald Finance & Banking Innovation Fund (formerly known as "Emerald Banking and Finance Fund") (the “Fund”).

The Emerald Finance & Banking Innovation Fund seeks to achieve long-term growth through capital appreciation with income as a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying Consolidated Schedule of Investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of Schedule of Investments in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the Quarterly Schedule of Investments. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of their Schedule of Investments.

Investment Valuation: The Fund generally values the securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally, 4:00 p.m. Eastern Time, on each business day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers–dealers that make a market in the security.

Equity securities that are primarily traded on foreign securities exchanges are valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair values of those securities are determined in good faith through consideration of other factors in accordance with procedures established by Emerald Mutual Fund Advisers Trust, (the “Adviser”), as the Fund’s Valuation Designee under the general supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

When such prices or quotations are not available, or when the Fund’s Valuation Designee, believes that they are unreliable, securities may be priced using fair value procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Board.

Fair Value Measurements: Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board has appointed the Adviser to serve as the Valuation Designee to perform fair value determinations for investments in the Fund. When such prices or quotations are not available, or when the Valuation Designee believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures have been adopted by the Board for the fair valuation of portfolio assets held by the Fund in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Valuation Designee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each input used to value the Fund as of July 31, 2026:

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Emerald Finance & Banking Innovation Fund
Common Stocks	$47,232,823	$–	$–	$47,232,823
Warrants	365	–	–	365
Short-Term Investment	1,468,209	–	–	1,468,209
TOTAL	$48,701,397	$–	$–	$48,701,397

(a)	For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income, are allocated daily to each class in proportion to its average daily net assets.

Real Estate Investment Trusts (“REITs”): The Fund may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. A Fund’s investments in REITs may result in such Fund’s receipt of cash in excess of the REITs’ earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to such Fund. Receiving a return of capital distribution from REITs will reduce the amount of income available to be distributed to Fund shareholders. Income from REITs generally will not be eligible for treatment as qualified dividend income. As the final character of the distributions is not known until reported by the REITs on their 1099s, the Fund utilizes an average of the prior year’s reallocation information as an estimate for the current year character of distributions.